Contract Liabilities - Summary of Contract Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Disclosure of contract liabilities [line items]
Contract liabilities	¥ 630,683	$ 87,915	¥ 691,427
Current	582,592	81,211	639,213
Non-current	48,091	6,704	52,214
Unfulfilled service-type maintenance services [member]
Disclosure of contract liabilities [line items]
Contract liabilities	145,321	20,257	155,192
Advance from customer [member]
Disclosure of contract liabilities [line items]
Contract liabilities	¥ 485,362	$ 67,658	¥ 536,235